INVESTMENTS IN JOINT VENTURES AND ASSOCIATE	12 Months Ended
Dec. 31, 2018
INVESTMENTS IN JOINT VENTURES AND ASSOCIATE
INVESTMENTS IN JOINT VENTURES AND ASSOCIATE

9.           INVESTMENTS IN JOINT VENTURES AND ASSOCIATE

The investments in joint ventures and associate are accounted for under the equity method and had the following carrying values:

	December 31,	December 31,
	2018	2017
Puren	18.3	18.2
Bald Mountain Exploration Joint Venture (a)	—	5.5
	$18.3	$23.7

(a)	On October 2, 2018, the Company acquired the remaining 50% interest in the Bald Mountain exploration joint venture it did not already own. See Note 6iii.

There are no publicly quoted market prices for Puren.

The equity in losses of joint ventures and associate is as follows:

	Years ended December 31,
	2018	2017
Puren (a)	0.1	(0.1)
Bald Mountain Exploration Joint Venture (a), (b)	(0.4)	(0.7)
Cerro Casale (a), (c)	—	(0.5)
	$(0.3)	$(1.3)

(a)	Represents Kinross’ share of the net earnings (loss) and other comprehensive income (loss).
(b)	On October 2, 2018, the Company acquired the remaining 50% interest in the exploration joint venture it did not already own. See Note 6iii.
(c)	On June 9, 2017, the Company completed the sale of its interest in Cerro Casale project in Chile to Goldcorp. See Note 6iv.